Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions [abstract]
Schedule of provisions and non-current liabilities

	December 31,
	2017	2016
	$	$
Onerous contract provisions (detailed below)	310	404
Non-current portion of provision for restructuring costs (note 13)	718	—
Other	—	97
	1,028	501
Onerous contract provisions

	Cetrotide® onerous contracts*	Onerous lease**	Total
	$	$	$
At January 1, 2016	803	234	1,037
Change in the provision	(24)	—	(24)
Utilization of provision	(196)	(113)	(309)
Unwinding of discount and effect of changes in the discount and foreign exchange rates	(9)	4	(5)
At December 31, 2016	574	125	699
Less: current portion (note 12)	(181)	(114)	(295)
	393	11	404

At December 31, 2016	574	125	699
Change in the provision	(20)	—	(20)
Utilization of provision	(145)	(119)	(264)
Unwinding of discount and effect of changes in the discount and foreign exchange rates	64	3	67
At December 31, 2017	473	9	482
Less: current portion (note 12)	(163)	(9)	(172)
	310	—	310
_________________________

*	Recorded following the transfer of the Cetrotide® Business (discontinued operations).

**
Represents the present value of the future lease payments that the Company is obligated to make pursuant to a non-cancellable operating lease in the United States, net of estimated future sublease income. The estimate may vary as a result of changes in the utilization of the leased premises and of the sublease arrangement. The lease expired in January 2018.